Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entities
Net loss attributable to TOI	$ (19,286)	$ 996	$ 10,927	$ 14,322
Variable interest entity
Variable Interest Entities
Net loss attributable to TOI	(19,286)	(996)	10,927	14,322
Net loss attributable to noncontrolling interest	$ 0	$ 0	$ 0	$ 0